CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss from operations							$ (38,781,000)	$ (16,631,000)	$ (23,491,000)	$ (19,968,000)
Other income:
Interest earned on marketable securities held in Trust Account							13,000	66,000	70,000	630,000
Loss before income taxes							(38,766,000)	(16,565,000)	(23,427,000)	(19,415,000)
Net loss							$ (38,766,000)	$ (16,565,000)	$ (23,427,000)	$ (19,415,000)
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted							5,229,877	4,630,574	4,651,127	4,486,484
Basic and diluted net (loss) per share, shares subject to possible redemption							$ (7.41)	$ (3.58)	$ (5.04)	$ (4.33)
HEALTHCOR CATALIO ACQUISITION CORP
Operating and formation costs		$ 5,000	$ 900,417				$ 2,494,910
Loss from operations			(900,417)				(2,494,910)
Other income:
Interest earned on marketable securities held in Trust Account			2,664				14,497
Total other income			2,664				14,497
Net loss		$ (5,000)	$ (897,753)	$ (1,433,894)	$ (148,766)		$ (2,480,413)
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted	[1]	4,500,000
Basic and diluted net (loss) per share, shares subject to possible redemption		$ 0.00
Class A Ordinary Shares Not Subject to Redemption | HEALTHCOR CATALIO ACQUISITION CORP
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			20,700,000	614,000	416,156	515,624	18,501,099
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ 0.01	$ (0.07)	$ (0.10)
Class A Ordinary Shares Subject to Redemption | HEALTHCOR CATALIO ACQUISITION CORP
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			614,000	20,700,000	14,030,000	17,383,425	548,777
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
Class B Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			5,175,000	5,175,000	4,957,500	5,066,851	5,103,297
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)	$ (0.05)	$ (0.01)	$ (0.07)	$ (0.10)
Class B Ordinary Shares Not Subject to Redemption | HEALTHCOR CATALIO ACQUISITION CORP
Other income:
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted			5,175,000				5,103,297
Basic and diluted net (loss) per share, shares subject to possible redemption			$ (0.03)				$ (0.10)

[1]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.